Trade accounts And Other Payables	12 Months Ended
Dec. 31, 2014
Trade accounts and other payables [Abstract]
Trade Accounts And Other Payables
9.	Trade Accounts and Other Payables:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2014	December 31, 2013
Creditors	184	1,631
Insurances	3	161
Other	77	356
Total	264	2,148